Consolidated income statement - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Profit or loss [abstract]
Interest and similar income	£ 25,780	£ 24,261	£ 11,779
Interest and similar expense	(19,035)	(17,608)	(6,381)
Net interest income	6,745	6,653	5,398
Fee and commission income	9,486	8,708	8,171
Fee and commission expense	(3,215)	(3,247)	(2,745)
Net fee and commission income	6,271	5,461	5,426
Net trading income	5,900	5,980	7,624
Net investment income/(expense)	69	112	(323)
Other income	52	62	69
Total income	19,037	18,268	18,194
Staff costs	(5,556)	(5,591)	(5,192)
Infrastructure costs	(795)	(1,073)	(900)
Administration and general expenses	(5,894)	(5,606)	(4,729)
UK regulatory levies	(242)	(149)	(150)
Litigation and conduct	(186)	(44)	(1,427)
Total operating expenses	(12,673)	(12,463)	(12,398)
Share of post-tax results of associates and joint ventures	0	(4)	3
Profit on disposal of subsidiaries, associates and joint ventures	0	0	1
Profit before Impairment	6,364	5,801	5,800
Credit impairment charges	(1,617)	(1,578)	(933)
Profit before tax	4,747	4,223	4,867
Taxation	(999)	(662)	(485)
Profit after tax	3,748	3,561	4,382
Attributable to:
Equity holders of the parent	2,956	2,753	3,650
Other equity instrument holders	792	808	732
Total equity holders of the parent	3,748	3,561	4,382
Profit after tax	£ 3,748	£ 3,561	£ 4,382